Debt Financings (Details 6) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended				1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Secured debt financing	Jun. 30, 2012 Secured debt financing	Jun. 30, 2013 Secured debt financing 2009 Aircraft Financings, Borrowings from third parties	Jun. 30, 2013 Secured debt financing Aircraft financings June 2009	Feb. 29, 2012 Secured debt financing Secured credit facility dated October 13, 2006	Jun. 30, 2012 Secured debt financing Secured credit facility dated October 13, 2006	Mar. 31, 2012 Secured debt financing Secured term loan entered into in 2010	Jun. 30, 2012 Secured debt financing Secured term loan entered into in 2010	Dec. 31, 2012 Secured debt financing Secured term loan entered into in 2010	May 30, 2013 Secured debt financing 2012 term loan, maturing on April 12, 2016	Jun. 30, 2013 Secured debt financing 2012 term loan, maturing on April 12, 2016	Apr. 05, 2013 Secured debt financing 2012 term loan, maturing on June 30, 2017	Jun. 30, 2013 Secured debt financing 2012 term loan, maturing on June 30, 2017
Debt financings
Prepayment of debt						$ 106,000,000	$ 55,400,000		$ 456,900,000	$ 750,000,000	$ 750,000,000	$ 750,000,000		$ 550,000,000	$ 150,000,000	$ 150,000,000
Write off of unamortized deferred financing costs and deferred debt discount	$ 17,695,000	$ 22,934,000	$ 22,934,000	$ 17,700,000	$ 22,900,000			$ 3,200,000		$ 17,700,000			$ 12,300,000